H. Stock-Based Compensation - Details of stock options (Details 2)	12 Months Ended
Sep. 30, 2016 $ / shares shares
Options Outstanding
Number Outstanding at September 30 | shares	12,204,000
Weighted Average Exercise Price | $ / shares	$ 0.38
Options Exercisable
Number Exercisable at September 30 | shares	12,041,498
Weighted Average Exercise Price | $ / shares	$ 0.39
0.19-$0.20
Options Outstanding
Number Outstanding at September 30 | shares	250,000
Weighted Average Exercise Price | $ / shares	$ 0.19
Weighted Average Remaining Contractual Life (in years)	9 years 5 months 1 day
Options Exercisable
Number Exercisable at September 30 | shares	125,000
Weighted Average Exercise Price | $ / shares	$ 0.19
Weighted Average Remaining Contractual Life (in years)	9 years 5 months 1 day
0.21-$0.30
Options Outstanding
Number Outstanding at September 30 | shares	3,537,500
Weighted Average Exercise Price | $ / shares	$ 0.27
Weighted Average Remaining Contractual Life (in years)	5 years 9 months 29 days
Options Exercisable
Number Exercisable at September 30 | shares	3,499,998
Weighted Average Exercise Price | $ / shares	$ 0.27
Weighted Average Remaining Contractual Life (in years)	5 years 9 months 18 days
0.31-$0.40
Options Outstanding
Number Outstanding at September 30 | shares	6,551,500
Weighted Average Exercise Price | $ / shares	$ 0.39
Weighted Average Remaining Contractual Life (in years)	4 years 9 months 29 days
Options Exercisable
Number Exercisable at September 30 | shares	6,551,500
Weighted Average Exercise Price | $ / shares	$ 0.39
Weighted Average Remaining Contractual Life (in years)	4 years 9 months 29 days
0.41-$0.50
Options Outstanding
Number Outstanding at September 30 | shares	502,000
Weighted Average Exercise Price | $ / shares	$ 0.45
Weighted Average Remaining Contractual Life (in years)	5 years 2 months 26 days
Options Exercisable
Number Exercisable at September 30 | shares	502,000
Weighted Average Exercise Price | $ / shares	$ 0.45
Weighted Average Remaining Contractual Life (in years)	5 years 2 months 26 days
0.51-$0.60
Options Outstanding
Number Outstanding at September 30 | shares	968,250
Weighted Average Exercise Price | $ / shares	$ 0.59
Weighted Average Remaining Contractual Life (in years)	2 years 9 months
Options Exercisable
Number Exercisable at September 30 | shares	968,250
Weighted Average Exercise Price | $ / shares	$ 0.59
Weighted Average Remaining Contractual Life (in years)	2 years 9 months
0.61-$0.70
Options Outstanding
Number Outstanding at September 30 | shares	56,000
Weighted Average Exercise Price | $ / shares	$ 0.68
Weighted Average Remaining Contractual Life (in years)	14 days
Options Exercisable
Number Exercisable at September 30 | shares	56,000
Weighted Average Exercise Price | $ / shares	$ 0.68
Weighted Average Remaining Contractual Life (in years)	14 days
0.71-$0.80
Options Outstanding
Number Outstanding at September 30 | shares	80,750
Weighted Average Exercise Price | $ / shares	$ 0.76
Weighted Average Remaining Contractual Life (in years)	4 years 2 months 23 days
Options Exercisable
Number Exercisable at September 30 | shares	80,750
Weighted Average Exercise Price | $ / shares	$ 0.76
Weighted Average Remaining Contractual Life (in years)	4 years 2 months 23 days
0.81-$0.90
Options Outstanding
Number Outstanding at September 30 | shares	256,000
Weighted Average Exercise Price | $ / shares	$ 0.9
Weighted Average Remaining Contractual Life (in years)	9 months 11 days
Options Exercisable
Number Exercisable at September 30 | shares	256,000
Weighted Average Exercise Price | $ / shares	$ 0.9
Weighted Average Remaining Contractual Life (in years)	9 months 11 days
0.91-$1.19
Options Outstanding
Number Outstanding at September 30 | shares	2,000
Weighted Average Exercise Price | $ / shares	$ 1.19
Weighted Average Remaining Contractual Life (in years)	6 months 29 days
Options Exercisable
Number Exercisable at September 30 | shares	2,000
Weighted Average Exercise Price | $ / shares	$ 1.19
Weighted Average Remaining Contractual Life (in years)	6 months 29 days